PROPERTY, PLANT AND EQUIPMENT - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) cash_generating_unit	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to cash-generating units		€ 0
Property, plant and equipment	€ 1,906,000,000	€ 2,056,000,000	€ 1,948,000,000
A&T
Disclosure of detailed information about property, plant and equipment [line items]
Expected demand percentage	50.00%
Long term growth rate used to estimate normative cash flow	1.50%
Discount rate to estimate normative cash flows	9.00%
Number of cash generating units impaired | cash_generating_unit	2
Impairment charges related to cash-generating units	€ 16,000,000
Discount rate used to estimate normative cash flow for sensitivity analysis	20.00%
Increase in discount rate that would result in the recoverable value equaling carrying amount	2.75%
Decrease in perpetual growth rate that would result in the recoverable value equaling carrying amount	4.00%
A&T | Montreuil Juigné
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to cash-generating units	€ 9,000,000
A&T | Ussel
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to cash-generating units	€ 7,000,000
AS&I
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate to estimate normative cash flows	9.00%
Number of cash generating units impaired | cash_generating_unit	2
AS&I | Nanjing Plant
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to cash-generating units	€ 12,000,000
AS&I | White Georgia
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to cash-generating units	13,000,000
Property, plant and equipment	€ 11,000,000